N-4	Jan. 24, 2025 USD ($)
Prospectus:
Document Type	N-4
Entity Registrant Name	NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT IV
Entity Central Index Key	0001209501
Entity Investment Company Type	N-4
Document Period End Date	Jan. 24, 2025
Amendment Flag	false
New York Life Premier Variable Annuity - FP Series
Prospectus:
Ongoing Fees and Expenses [Table Text Block]
ANNUAL FEE	MINIMUM	MAXIMUM
Base contract[1]	1.00%	1.30%	CHARGES AND DEDUCTIONS – Annual Policy Expenses
Investment options (Portfolio fees and expenses)[2]	0.37%	1.42%	CHARGES AND DEDUCTIONS – Annual Portfolio Expenses
Optional benefits available for an additional charge (for a single optional benefit, if elected)[3]	0.25%	1.30%	CHARGES AND DEDUCTIONS – Optional Benefit Expenses

1 As a percentage of Accumulation Value (Minimum
Base Contract Charge) and as a percentage of
Adjusted Premium Payments (Maximum Base
Contract Charge).
2 As a percentage of average net Portfolio assets.
The range in fees and expenses is for the year ended
December 31, 2023 and will change from year to
year.
[3] The minimum fee reflects the current charge for the
Annual Death Benefit Rider, as an annualized
percentage of the amount guaranteed under the
rider. The maximum fee reflects the current charge
for the Investment Preservation Rider - FP Series
(7-year holding period), as an annualized percentage
of the amount that is guaranteed under the rider.

Because your policy is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your policy, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the policy, which could add surrender charges that substantially increase costs.

LOWEST ANNUAL COST: $1,411.46	HIGHEST ANNUAL COST $3,328.53

Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of
Base Contract Charges and
Portfolio fees and expenses
•No optional benefits
•No sales charges
•No additional purchase
payments, transfers or
withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of Base
Contract Charges, optional benefits,
and Portfolio fees and expenses
•No sales charges
•No additional purchase payments,
transfers or withdrawals

Base Contract (of Other Amount) (N-4) Minimum [Percent]	1.00%
Base Contract (of Other Amount) (N-4) Maximum [Percent]	1.30%
Base Contract (N-4) Footnotes [Text Block]	1 As a percentage of Accumulation Value (Minimum Base Contract Charge) and as a percentage of Adjusted Premium Payments (Maximum Base Contract Charge).
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.37%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	1.42%
Investment Options Footnotes [Text Block]	As a percentage of average net Portfolio assets. The range in fees and expenses is for the year ended December 31, 2023 and will change from year to year.
Optional Benefits Minimum [Percent]	0.25%
Optional Benefits Maximum [Percent]	1.30%
Optional Benefits Footnotes [Text Block]	The minimum fee reflects the current charge for the Annual Death Benefit Rider, as an annualized percentage of the amount guaranteed under the rider. The maximum fee reflects the current charge for the Investment Preservation Rider - FP Series (7-year holding period), as an annualized percentage of the amount that is guaranteed under the rider.
Lowest and Highest Annual Cost [Table Text Block]

Because your policy is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your policy, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the policy, which could add surrender charges that substantially increase costs.

LOWEST ANNUAL COST: $1,411.46	HIGHEST ANNUAL COST $3,328.53

Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of
Base Contract Charges and
Portfolio fees and expenses
•No optional benefits
•No sales charges
•No additional purchase
payments, transfers or
withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of Base
Contract Charges, optional benefits,
and Portfolio fees and expenses
•No sales charges
•No additional purchase payments,
transfers or withdrawals

Lowest Annual Cost [Dollars]	$ 1,411.46
Highest Annual Cost [Dollars]	$ 3,328.53
Item 4. Fee Table [Text Block]	ANNUAL CHARGES FOR THE IPRThe current charge for the IPR for policies with an application signed on or after February 10, 2025 is as follows:
Annual Charge for IPR (calculated as an annualized percentage of the amount that is guaranteed under the IPR, deducted on a quarterly basis)	Current Charge
7 Year Holding Period	1.30%
10 Year Holding Period	1.00%
11 Year Holding Period	0.90%
12 Year Holding Period	0.80%
13 Year Holding Period	0.70%
14 Year Holding Period	0.60%
15 Year Holding Period	0.50%
20 Year Holding Period	0.60%
IPR GUARANTEE PERCENTAGESThe IPR Guarantee Percentages currently applicable for determining the Guaranteed Amount under IPR for policies with an application signed on or after February 10, 2025 are:
Holding Period	Percentage
7 Year Holding Period	100%
10 Year Holding Period	110%
11 Year Holding Period	110%
12 Year Holding Period	115%
13 Year Holding Period	115%
14 Year Holding Period	120%
15 Year Holding Period	120%
20 Year Holding Period	150%
ANNUAL CHARGES FOR IPR RESET ELECTIONS
Annual Charge for IPR if you elect an IPR Reset with a Rider Reset Effective Date on or after May 1, 2019 (Policies applied for prior to February 10, 2025)
(calculated as an annualized percentage of the amount that is guaranteed under the IPR, deducted on a quarterly basis)
Current Charge
7 Year Holding Period	1.10%
10 Year Holding Period	1.00%
11 Year Holding Period	0.90%
12 Year Holding Period	0.80%
13 Year Holding Period	0.70%
14 Year Holding Period	0.60%
15 Year Holding Period	0.50%
20 Year Holding Period	0.60%
Annual Charge for IPR if you elect an IPR Reset with a Rider Reset Effective Date on or after February 10, 2025 (Policies applied for on or after February 10, 2025)
(calculated as an annualized percentage of the amount that is guaranteed under the IPR, deducted on a quarterly basis)
Current Charge
7 Year Holding Period	1.30%
10 Year Holding Period	1.00%
11 Year Holding Period	0.90%
12 Year Holding Period	0.80%
13 Year Holding Period	0.70%
14 Year Holding Period	0.60%
15 Year Holding Period	0.50%
20 Year Holding Period	0.60%

Annual Contract Expenses [Table Text Block]	ANNUAL CHARGES FOR THE IPRThe current charge for the IPR for policies with an application signed on or after February 10, 2025 is as follows:
Annual Charge for IPR (calculated as an annualized percentage of the amount that is guaranteed under the IPR, deducted on a quarterly basis)	Current Charge
7 Year Holding Period	1.30%
10 Year Holding Period	1.00%
11 Year Holding Period	0.90%
12 Year Holding Period	0.80%
13 Year Holding Period	0.70%
14 Year Holding Period	0.60%
15 Year Holding Period	0.50%
20 Year Holding Period	0.60%
IPR GUARANTEE PERCENTAGESThe IPR Guarantee Percentages currently applicable for determining the Guaranteed Amount under IPR for policies with an application signed on or after February 10, 2025 are:
Holding Period	Percentage
7 Year Holding Period	100%
10 Year Holding Period	110%
11 Year Holding Period	110%
12 Year Holding Period	115%
13 Year Holding Period	115%
14 Year Holding Period	120%
15 Year Holding Period	120%
20 Year Holding Period	150%
ANNUAL CHARGES FOR IPR RESET ELECTIONS
Annual Charge for IPR if you elect an IPR Reset with a Rider Reset Effective Date on or after May 1, 2019 (Policies applied for prior to February 10, 2025)
(calculated as an annualized percentage of the amount that is guaranteed under the IPR, deducted on a quarterly basis)
Current Charge
7 Year Holding Period	1.10%
10 Year Holding Period	1.00%
11 Year Holding Period	0.90%
12 Year Holding Period	0.80%
13 Year Holding Period	0.70%
14 Year Holding Period	0.60%
15 Year Holding Period	0.50%
20 Year Holding Period	0.60%
Annual Charge for IPR if you elect an IPR Reset with a Rider Reset Effective Date on or after February 10, 2025 (Policies applied for on or after February 10, 2025)
(calculated as an annualized percentage of the amount that is guaranteed under the IPR, deducted on a quarterly basis)
Current Charge
7 Year Holding Period	1.30%
10 Year Holding Period	1.00%
11 Year Holding Period	0.90%
12 Year Holding Period	0.80%
13 Year Holding Period	0.70%
14 Year Holding Period	0.60%
15 Year Holding Period	0.50%
20 Year Holding Period	0.60%

New York Life Premier Variable Annuity - FP Series | IPR7YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.30%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.30%
New York Life Premier Variable Annuity - FP Series | IPR10YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.00%
New York Life Premier Variable Annuity - FP Series | IPR11YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.90%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.90%
New York Life Premier Variable Annuity - FP Series | IPR12YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.80%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.80%
New York Life Premier Variable Annuity - FP Series | IPR13YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.70%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.70%
New York Life Premier Variable Annuity - FP Series | IPR14YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
New York Life Premier Variable Annuity - FP Series | IPR15YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%
New York Life Premier Variable Annuity - FP Series | IPR20YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
New York Life Premier Variable Annuity - FP Series | IPRResetandRiderReset7YearHoldingMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.10%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.10%
New York Life Premier Variable Annuity - FP Series | IPRResetandRiderReset10YearHoldingMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.00%
New York Life Premier Variable Annuity - FP Series | IPRResetandRiderReset11YearHoldingMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.90%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.90%
New York Life Premier Variable Annuity - FP Series | IPRResetandRiderReset12YearHoldingMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.80%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.80%
New York Life Premier Variable Annuity - FP Series | IPRResetandRiderReset13YearHoldingMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.70%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.70%
New York Life Premier Variable Annuity - FP Series | IPRResetandRiderReset14YearHoldingMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
New York Life Premier Variable Annuity - FP Series | IPRResetandRiderReset15YearHoldingMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%
New York Life Premier Variable Annuity - FP Series | IPRResetandRiderReset20YearHoldingMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
New York Life Premier Variable Annuity - FP Series | IPRR7YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.30%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.30%
New York Life Premier Variable Annuity - FP Series | IPRR10YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.00%
New York Life Premier Variable Annuity - FP Series | IPRR11YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.90%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.90%
New York Life Premier Variable Annuity - FP Series | IPRR12YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.80%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.80%
New York Life Premier Variable Annuity - FP Series | IPRR13YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.70%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.70%
New York Life Premier Variable Annuity - FP Series | IPRR14YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
New York Life Premier Variable Annuity - FP Series | IPRR15YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%
New York Life Premier Variable Annuity - FP Series | IPRR20YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
New York Life Premier Variable Annuity - FP Series | IPRMember
Prospectus:
Offered Starting [Date]	Feb. 10, 2025